Property, Plant and Equipment - by segment (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Property, plant and equipment	$ 67,650	$ 62,654
Assets under construction and not subject to depreciation	7,900	6,300
Operating segments | Oil Sands
Property, Plant and Equipment
Property, plant and equipment	51,601	47,313
Operating segments | Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	5,614	5,181
Operating segments | Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	9,885	9,666
Corporate
Property, Plant and Equipment
Property, plant and equipment	550	494
Cost
Property, Plant and Equipment
Property, plant and equipment	125,582	127,209	$ 126,559
Cost | Operating segments | Oil Sands
Property, Plant and Equipment
Property, plant and equipment	89,230	92,601
Cost | Operating segments | Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	17,364	16,541
Cost | Operating segments | Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	17,923	17,101
Cost | Corporate
Property, Plant and Equipment
Property, plant and equipment	1,065	966
Accumulated provision
Property, Plant and Equipment
Property, plant and equipment	(57,932)	(64,555)	$ (61,013)
Accumulated provision | Operating segments | Oil Sands
Property, Plant and Equipment
Property, plant and equipment	(37,629)	(45,288)
Accumulated provision | Operating segments | Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	(11,750)	(11,360)
Accumulated provision | Operating segments | Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	(8,038)	(7,435)
Accumulated provision | Corporate
Property, Plant and Equipment
Property, plant and equipment	$ (515)	$ (472)